Schedule of corporate tax rates (Details) - MiX Telematics Limited [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
SOUTH AFRICA
Deferred tax at corporate tax rates	27.00%	27.00%
AUSTRALIA
Deferred tax at corporate tax rates	30.00%	30.00%
BRAZIL
Deferred tax at corporate tax rates	34.00%	34.00%
MEXICO
Deferred tax at corporate tax rates	30.00%	30.00%
ROMANIA
Deferred tax at corporate tax rates	16.00%	16.00%
THAILAND
Deferred tax at corporate tax rates	20.00%	20.00%
INDIA
Deferred tax at corporate tax rates	30.00%	30.00%
UGANDA
Deferred tax at corporate tax rates	30.00%	30.00%
UNITED ARAB EMIRATES
Deferred tax at corporate tax rates	9.00%
UNITED KINGDOM
Deferred tax at corporate tax rates	25.00%	25.00%
UNITED STATES
Deferred tax at corporate tax rates	21.00%	21.00%